TROUTMAN SANDERS LLP
 A T T O R N E Y S   A T   L A W
222 Central Park Avenue
Suite 2000
VIRGINIA BEACH, VIRGINIA 23462
www.troutmansanders.com
TELEPHONE: 757-687-7500
FACSIMILE: 757-687-7510

Thomas M. Rose	Direct Dial: 757-687-7715
thomas.rose@troutmansanders.com	Direct Fax: 757-687-1529

November 2, 2005

VIA FACSIMILE
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Carbiz Inc. (CIK No. 0001307425) Form SB-2

Ladies and Gentlemen:

               On behalf of Carbiz Inc. (the “Company”), transmitted herewith for filing with the Securities and Exchange Commission (the “SEC”) pursuant to the provisions of the Securities Act of 1933, as amended, is a registration statement on Form SB-2, with exhibits thereto, in connection with an offering of up to 44,807,860 common shares of the Company by certain selling shareholders.

               The filing fee of $508.34 was submitted via wire transfer to Mellon Bank in Pittsburgh, Pennsylvania on October 28, 2005.

               Any questions or comments should be directed to Stan Heintz at (941) 952-9255 (telephone) or to the undersigned at (757) 687-7715 (telephone) or (757) 687-1529 (facsimile). Thank you very much.

Very truly yours,

/s/ Thomas M. Rose

Thomas M. Rose

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